Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Shares Capital [Member]	Equity Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2020	$ 527,908	$ 69,953	$ (228,222)	$ 369,639
Balance (shares) at Dec. 31, 2020	100,733,778
Statement [Line Items]
Total comprehensive loss for the period			(15,569)	(15,569)
Debenture exchange warrants		2,542		2,542
Vesting of restricted shares and RSU's	$ 610	(610)
Vesting of restricted shares and RSU's (shares)	87,072
Share-based compensation and rounding	$ 204	791		995
Share-based compensation and rounding (shares)	58,032
Balance at Dec. 31, 2021	$ 528,722	72,676	(243,791)	357,607
Balance (shares) at Dec. 31, 2021	100,878,882
Statement [Line Items]
Total comprehensive loss for the period			(34,092)	(34,092)
Debenture exchange warrants		3,223		3,223
Vesting of restricted shares and RSU's	$ 1,365	(1,365)
Vesting of restricted shares and RSU's (shares)	522,617
Share-based compensation and rounding	$ 185	1,251		1,436
Share-based compensation and rounding (shares)	71,196
Balance at Dec. 31, 2022	$ 530,272	$ 75,785	$ (277,883)	$ 328,174
Balance (shares) at Dec. 31, 2022	101,472,695